Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000102309 | U.S. Treasury Bonds912810RH3
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000102309 | U.S. Treasury Notes91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000102309 | U.S. Treasury Bonds912810UC0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102309 | Broadcom, Inc.11135FCT6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102309 | The University of Oklahoma Revenue9147608D8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102309 | Fannie Mae REMIC3136BPQ79
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102309 | HI-FI Music IP Issuer LP428357AA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102309 | Salesforce, Inc.79466LAS3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102309 | Bank of America Corp.06051GJW0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102309 | Helmerich & Payne, Inc.423452AN1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102309 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102309 | A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102309 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102309 | A+
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000102309 | A-
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102309 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000102309 | AA+
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000102309 | NR
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000102309 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000102309 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102309 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000102309 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000102309 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000102309 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000102309 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000102309 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102309 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000102309 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102309 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024293 | U.S. Treasury Bonds912810RH3
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000024293 | U.S. Treasury Notes91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024293 | U.S. Treasury Bonds912810UC0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024293 | Broadcom, Inc.11135FCT6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024293 | The University of Oklahoma Revenue9147608D8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024293 | Fannie Mae REMIC3136BPQ79
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024293 | HI-FI Music IP Issuer LP428357AA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024293 | Salesforce, Inc.79466LAS3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024293 | Bank of America Corp.06051GJW0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024293 | Helmerich & Payne, Inc.423452AN1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024293 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024293 | A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024293 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024293 | A+
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024293 | A-
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024293 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024293 | AA+
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000024293 | NR
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000024293 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000024293 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024293 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000024293 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000024293 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024293 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000024293 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024293 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024293 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000024293 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024293 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024292 | U.S. Treasury Bonds912810RH3
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000024292 | U.S. Treasury Notes91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024292 | U.S. Treasury Bonds912810UC0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024292 | Broadcom, Inc.11135FCT6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024292 | The University of Oklahoma Revenue9147608D8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024292 | Fannie Mae REMIC3136BPQ79
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024292 | HI-FI Music IP Issuer LP428357AA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024292 | Salesforce, Inc.79466LAS3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024292 | Bank of America Corp.06051GJW0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024292 | Helmerich & Payne, Inc.423452AN1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024292 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024292 | A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024292 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024292 | A+
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024292 | A-
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024292 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024292 | AA+
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000024292 | NR
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000024292 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000024292 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024292 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000024292 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000024292 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024292 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000024292 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024292 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024292 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000024292 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024292 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000041650 | Federal Home Loan Banks3130B5K64
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041650 | Federal Home Loan Banks3130AYPN0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041650 | Federal Home Loan Banks313385F27
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041650 | U.S. Treasury Notes91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041650 | Federal Home Loan Banks3130B3A29
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041650 | Federal Farm Credit Banks Funding Corp.3133EWXR6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041650 | Federal Farm Credit Banks Funding Corp.3133EWLT5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ETM79
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041650 | Federal Farm Credit Banks Funding Corp.3133EWGL8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041650 | Federal Farm Credit Banks Funding Corp.3133EWGH7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041650 | NR
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000041650 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000041650 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000041650 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000041650 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000041650 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000041649 | Federal Home Loan Banks3130B5K64
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041649 | Federal Home Loan Banks3130AYPN0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041649 | Federal Home Loan Banks313385F27
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041649 | U.S. Treasury Notes91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041649 | Federal Home Loan Banks3130B3A29
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041649 | Federal Farm Credit Banks Funding Corp.3133EWXR6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041649 | Federal Farm Credit Banks Funding Corp.3133EWLT5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ETM79
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041649 | Federal Farm Credit Banks Funding Corp.3133EWGL8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041649 | Federal Farm Credit Banks Funding Corp.3133EWGH7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041649 | NR
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000041649 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000041649 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000041649 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000041649 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000041649 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000073542 | Federal Home Loan Banks3130B5K64
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073542 | Federal Home Loan Banks3130AYPN0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073542 | Federal Home Loan Banks313385F27
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073542 | U.S. Treasury Notes91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073542 | Federal Home Loan Banks3130B3A29
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073542 | Federal Farm Credit Banks Funding Corp.3133EWXR6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073542 | Federal Farm Credit Banks Funding Corp.3133EWLT5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ETM79
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073542 | Federal Farm Credit Banks Funding Corp.3133EWGL8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073542 | Federal Farm Credit Banks Funding Corp.3133EWGH7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073542 | NR
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000073542 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000073542 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000073542 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000073542 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000073542 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000041652 | Federal Home Loan Banks3130B5K64
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041652 | Federal Home Loan Banks3130AYPN0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041652 | Federal Home Loan Banks313385F27
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041652 | U.S. Treasury Notes91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041652 | Federal Home Loan Banks3130B3A29
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041652 | Federal Farm Credit Banks Funding Corp.3133EWXR6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041652 | Federal Farm Credit Banks Funding Corp.3133EWLT5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ETM79
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041652 | Federal Farm Credit Banks Funding Corp.3133EWGL8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041652 | Federal Farm Credit Banks Funding Corp.3133EWGH7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000041652 | NR
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000041652 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000041652 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000041652 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000041652 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000041652 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223873 | Alphabet, Inc.02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223873 | NVIDIA Corp.67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223873 | Apple, Inc.037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223873 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223873 | Cisco Systems, Inc.17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223873 | Microsoft Corp.594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223873 | Morgan Stanley617446448
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223873 | Amazon.com, Inc.023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223873 | Broadcom, Inc.11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223873 | Truist Financial Corp.89832Q109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223873 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223873 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223873 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223873 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000223873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000223873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000223873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000223873 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000223873 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223873 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223873 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000223873 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223874 | Alphabet, Inc.02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223874 | NVIDIA Corp.67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223874 | Apple, Inc.037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223874 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223874 | Cisco Systems, Inc.17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223874 | Microsoft Corp.594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223874 | Morgan Stanley617446448
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223874 | Amazon.com, Inc.023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223874 | Broadcom, Inc.11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223874 | Truist Financial Corp.89832Q109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223874 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223874 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223874 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000223874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000223874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000223874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000223874 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000223874 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223874 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223874 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000223874 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223872 | Alphabet, Inc.02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223872 | NVIDIA Corp.67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223872 | Apple, Inc.037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223872 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223872 | Cisco Systems, Inc.17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223872 | Microsoft Corp.594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223872 | Morgan Stanley617446448
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223872 | Amazon.com, Inc.023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223872 | Broadcom, Inc.11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223872 | Truist Financial Corp.89832Q109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223872 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223872 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223872 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000223872 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000223872 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223872 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000223872 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000223872 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000223872 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000223872 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223872 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223872 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000223872 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000102307 | HI-FI Music IP Issuer LP428357AA5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102307 | U.S. Treasury Notes91282CGC9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000102307 | Truist Financial Corp.89832QAD1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102307 | U.S. Treasury Notes912828Z94
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000102307 | Goodgreen Trust38217TAA3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102307 | JPMorgan Mortgage Trust46658NAC1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102307 | BAT Capital Corp.05526DBJ3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102307 | Zaxbys Funding LLC98920MAA0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102307 | AIO Issuer LLC009053AA7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102307 | CWABS Asset-Backed Certificates Trust12668WAD9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102307 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102307 | A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102307 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102307 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102307 | AA+
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000102307 | NR
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000102307 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000102307 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102307 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000102307 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000102307 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000102307 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102307 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000102307 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102307 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000102307 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024286 | HI-FI Music IP Issuer LP428357AA5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024286 | U.S. Treasury Notes91282CGC9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024286 | Truist Financial Corp.89832QAD1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024286 | U.S. Treasury Notes912828Z94
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024286 | Goodgreen Trust38217TAA3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000024286 | JPMorgan Mortgage Trust46658NAC1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024286 | BAT Capital Corp.05526DBJ3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024286 | Zaxbys Funding LLC98920MAA0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024286 | AIO Issuer LLC009053AA7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024286 | CWABS Asset-Backed Certificates Trust12668WAD9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024286 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024286 | A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024286 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024286 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024286 | AA+
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000024286 | NR
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000024286 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000024286 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024286 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024286 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000024286 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000024286 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024286 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000024286 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024286 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000024286 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024285 | HI-FI Music IP Issuer LP428357AA5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024285 | U.S. Treasury Notes91282CGC9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024285 | Truist Financial Corp.89832QAD1
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024285 | U.S. Treasury Notes912828Z94
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024285 | Goodgreen Trust38217TAA3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000024285 | JPMorgan Mortgage Trust46658NAC1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024285 | BAT Capital Corp.05526DBJ3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024285 | Zaxbys Funding LLC98920MAA0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024285 | AIO Issuer LLC009053AA7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024285 | CWABS Asset-Backed Certificates Trust12668WAD9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024285 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024285 | A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024285 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024285 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024285 | AA+
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000024285 | NR
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000024285 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000024285 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024285 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024285 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000024285 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000024285 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024285 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000024285 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024285 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000024285 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000196700 | U.S. Treasury Bonds912810UB2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196700 | U.S. Treasury Bonds912810UH9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196700 | U.S. Treasury Bonds912810TY4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000196700 | Freddie Mac3132DWMX8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196700 | U.S. Treasury Notes91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196700 | U.S. Treasury Notes91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196700 | U.S. Treasury Notes91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196700 | Brean Asset-Backed Securities Trust10638CAB8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196700 | Minerva Luxembourg SA603374AF6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196700 | U.S. Treasury Notes91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196700 | A-
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000196700 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196700 | AA+
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000196700 | NR
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000196700 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000196700 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000196700 | BB+
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000196700 | B+
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196700 | BB-
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000196700 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196700 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196700 | British Virgin
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196700 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196700 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196700 | Guatemala
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196700 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196700 | India
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196700 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196700 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196700 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196700 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000196700 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000196700 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.90%
C000196700 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000196700 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000196700 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000196700 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000196700 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000196700 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000196701 | U.S. Treasury Bonds912810UB2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196701 | U.S. Treasury Bonds912810UH9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196701 | U.S. Treasury Bonds912810TY4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000196701 | Freddie Mac3132DWMX8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196701 | U.S. Treasury Notes91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196701 | U.S. Treasury Notes91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196701 | U.S. Treasury Notes91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196701 | Brean Asset-Backed Securities Trust10638CAB8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196701 | Minerva Luxembourg SA603374AF6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196701 | U.S. Treasury Notes91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196701 | A-
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000196701 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196701 | AA+
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000196701 | NR
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000196701 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000196701 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000196701 | BB+
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000196701 | B+
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196701 | BB-
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000196701 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196701 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196701 | British Virgin
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196701 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196701 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196701 | Guatemala
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196701 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196701 | India
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196701 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196701 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196701 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196701 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000196701 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000196701 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.90%
C000196701 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000196701 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000196701 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000196701 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000196701 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000196701 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000196702 | U.S. Treasury Bonds912810UB2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196702 | U.S. Treasury Bonds912810UH9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196702 | U.S. Treasury Bonds912810TY4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000196702 | Freddie Mac3132DWMX8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196702 | U.S. Treasury Notes91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196702 | U.S. Treasury Notes91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196702 | U.S. Treasury Notes91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196702 | Brean Asset-Backed Securities Trust10638CAB8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196702 | Minerva Luxembourg SA603374AF6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196702 | U.S. Treasury Notes91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196702 | A-
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000196702 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000196702 | AA+
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000196702 | NR
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000196702 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000196702 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000196702 | BB+
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000196702 | B+
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196702 | BB-
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000196702 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196702 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196702 | British Virgin
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196702 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196702 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196702 | Guatemala
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196702 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196702 | India
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196702 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196702 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196702 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196702 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000196702 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000196702 | United States
Holdings [Line Items]
Percent of Net Asset Value	76.90%
C000196702 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000196702 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000196702 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000196702 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000196702 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000196702 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000041646 | U.S. Treasury Notes91282CEC1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041646 | U.S. Treasury Bills912797UL9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000041646 | U.S. Treasury Notes912828Z78
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000041646 | U.S. Treasury Notes91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041646 | U.S. Treasury Notes912828YX2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000041646 | U.S. Treasury Bills912797VX2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000041646 | U.S. Treasury Bills912797UM7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000041646 | U.S. Treasury Bills912797UW5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041646 | U.S. Treasury Bills912797UF2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041646 | U.S. Treasury Bills912797VK0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041646 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000041646 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000041646 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000041645 | U.S. Treasury Notes91282CEC1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041645 | U.S. Treasury Bills912797UL9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000041645 | U.S. Treasury Notes912828Z78
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000041645 | U.S. Treasury Notes91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041645 | U.S. Treasury Notes912828YX2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000041645 | U.S. Treasury Bills912797VX2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000041645 | U.S. Treasury Bills912797UM7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000041645 | U.S. Treasury Bills912797UW5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041645 | U.S. Treasury Bills912797UF2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041645 | U.S. Treasury Bills912797VK0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041645 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000041645 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000041645 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000041648 | U.S. Treasury Notes91282CEC1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041648 | U.S. Treasury Bills912797UL9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000041648 | U.S. Treasury Notes912828Z78
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000041648 | U.S. Treasury Notes91282CLS8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041648 | U.S. Treasury Notes912828YX2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000041648 | U.S. Treasury Bills912797VX2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000041648 | U.S. Treasury Bills912797UM7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000041648 | U.S. Treasury Bills912797UW5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041648 | U.S. Treasury Bills912797UF2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041648 | U.S. Treasury Bills912797VK0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000041648 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000041648 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000041648 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000196703 | City of New York NY, GO64966G4P4
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196703 | County of Lincoln WY Revenue533485BB3
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196703 | Montgomery County Public Building Authority Revenue613679AF6
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196703 | Iowa Finance Authority Revenue46246K5H1
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196703 | Illinois Finance Authority Revenue45204FME2
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196703 | Idaho Health Facilities Authority Revenue451295ZZ5
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196703 | The Public Building Authority of Blount County Tennessee Revenue095175VQ5
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196703 | Clarksville Public Building Authority Revenue182564AY0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000196703 | State of Kansas Department of Transportation Revenue485424SD8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000196703 | Mississippi Business Finance Corp. Revenue60528ABX1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196703 | AA+
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000196703 | NR
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000196703 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000196703 | AA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000196703 | A-1
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000196703 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000196703 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000196704 | City of New York NY, GO64966G4P4
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196704 | County of Lincoln WY Revenue533485BB3
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196704 | Montgomery County Public Building Authority Revenue613679AF6
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196704 | Iowa Finance Authority Revenue46246K5H1
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196704 | Illinois Finance Authority Revenue45204FME2
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196704 | Idaho Health Facilities Authority Revenue451295ZZ5
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196704 | The Public Building Authority of Blount County Tennessee Revenue095175VQ5
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196704 | Clarksville Public Building Authority Revenue182564AY0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000196704 | State of Kansas Department of Transportation Revenue485424SD8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000196704 | Mississippi Business Finance Corp. Revenue60528ABX1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196704 | AA+
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000196704 | NR
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000196704 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000196704 | AA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000196704 | A-1
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000196704 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000196704 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000196705 | City of New York NY, GO64966G4P4
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196705 | County of Lincoln WY Revenue533485BB3
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196705 | Montgomery County Public Building Authority Revenue613679AF6
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196705 | Iowa Finance Authority Revenue46246K5H1
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196705 | Illinois Finance Authority Revenue45204FME2
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196705 | Idaho Health Facilities Authority Revenue451295ZZ5
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196705 | The Public Building Authority of Blount County Tennessee Revenue095175VQ5
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000196705 | Clarksville Public Building Authority Revenue182564AY0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000196705 | State of Kansas Department of Transportation Revenue485424SD8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000196705 | Mississippi Business Finance Corp. Revenue60528ABX1
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196705 | AA+
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000196705 | NR
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000196705 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000196705 | AA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000196705 | A-1
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000196705 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000196705 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000136573 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136573 | Marathon Petroleum Corp.56585A102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000136573 | Valero Energy Corp.91913Y100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136573 | ConocoPhillips20825C104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000136573 | Chevron Corp.166764100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136573 | TechnipFMC PLCG87110105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136573 | SLB, Ltd.806857108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136573 | Baker Hughes Co.05722G100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136573 | APA Corp.03743Q108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136573 | Vista Energy SAB de CV92837L109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136573 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136573 | Energy
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000136573 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000136573 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136573 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136573 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000136573 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000136573 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136573 | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136573 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136573 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136573 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136573 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136573 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000136573 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136573 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136573 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136573 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000136574 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136574 | Marathon Petroleum Corp.56585A102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000136574 | Valero Energy Corp.91913Y100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136574 | ConocoPhillips20825C104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000136574 | Chevron Corp.166764100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136574 | TechnipFMC PLCG87110105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136574 | SLB, Ltd.806857108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136574 | Baker Hughes Co.05722G100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136574 | APA Corp.03743Q108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136574 | Vista Energy SAB de CV92837L109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136574 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136574 | Energy
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000136574 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000136574 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136574 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136574 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000136574 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000136574 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136574 | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136574 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136574 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136574 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136574 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136574 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000136574 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136574 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136574 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136574 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000136571 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136571 | Marathon Petroleum Corp.56585A102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000136571 | Valero Energy Corp.91913Y100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136571 | ConocoPhillips20825C104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000136571 | Chevron Corp.166764100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136571 | TechnipFMC PLCG87110105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136571 | SLB, Ltd.806857108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136571 | Baker Hughes Co.05722G100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136571 | APA Corp.03743Q108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136571 | Vista Energy SAB de CV92837L109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136571 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000136571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000136571 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136571 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136571 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000136571 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000136571 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136571 | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136571 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136571 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136571 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136571 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136571 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000136571 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136571 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136571 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136571 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000136572 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136572 | Marathon Petroleum Corp.56585A102
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000136572 | Valero Energy Corp.91913Y100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136572 | ConocoPhillips20825C104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000136572 | Chevron Corp.166764100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136572 | TechnipFMC PLCG87110105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136572 | SLB, Ltd.806857108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136572 | Baker Hughes Co.05722G100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136572 | APA Corp.03743Q108
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136572 | Vista Energy SAB de CV92837L109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136572 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136572 | Energy
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000136572 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000136572 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136572 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136572 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000136572 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000136572 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136572 | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136572 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136572 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136572 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000136572 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136572 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000136572 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136572 | Yankee Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136572 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000136572 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%